Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 26, 2025	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following summarizes the relationship between the total compensation paid to our CEO and our other NEOs, and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our
“Non-PEO
NEOs”):

Fiscal Year	Summary Compensation Table Total for CEO#1 ($)(1)(2)	Compensation Actually Paid to CEO#1 ($)(3)	Summary Compensation Table Total for CEO#2 ($)(1)(2)	Compensation Actually Paid to CEO#2 ($)(3)	Summary Compensation Table Total for CEO#3 ($)(1)(2)	Compensation Actually Paid to CEO#3 ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Semtech Net Income ($ Thousands) (5)	Semtech Non-GAAP Operating Income ($ Thousands) (6)
									Semtech TSR ($)(4)	Philadelphia Semiconductor Index TSR ($)(4)
2025	–	–	8,811,520	7,763,060	6,759,554	18,621,432	3,211,783	12,210,924	139.03	277.64	(161,896)	148,989
2024	7,757,751	5,468,214	6,745,681	5,023,239	–	–	2,434,248	1,004,869	39.2	225.68	(1,092,029)	92,688
2023	1,064,219	(11,233,662)	–	–	–	–	2,675,024	1,017	63.12	153.08	61,372	210,665
2022	1,667,178	(1,985,990)	–	–	–	–	2,706,114	1,735,115	129.15	171.69	125,645	202,792
2021	1,519,953	11,763,074	–	–	–	–	1,574,886	2,455,948	135.09	150.05	59,867	139,535

(1)
Mr. Maheswaran
(“CEO #1”) was our CEO for all of fiscal years 2021, 2022 and 2023 and during fiscal year 2024 from January 30, 2023 through June 29, 2023.
Mr. Pickle
(“CEO #2”) was our CEO during fiscal year 2024 from June 30, 2023 through January 28, 2024 and during fiscal year 2025 through June 6, 2025.
Dr. Hou
(“CEO #3”) was our CEO during fiscal year 2025 from June 6, 2025 through January 26, 2025. For fiscal year 2021, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, Fulton and Silberstein. For fiscal year 2023, our
Non-PEO
NEOs were Messrs. Chukwu, Ammann, Beauchamp, Silberstein, Fulton and Chang. For fiscal year 2024, our
Non-PEO
NEOs were Messrs. Lin, Rodensky, Silberstein, Wilson, Chukwu and Ammann and Ms. McGee. For fiscal year 2025, our
Non-PEO
NEOs were Messrs. Lin, Silberstein, Rayabhari and Russell.

(2)
The average compensation for the CEOs and the
Non-PEO
NEOs for fiscal year 2025 was calculated from the Summary Compensation Table above. The average compensation for the CEO and the
Non-PEO
NEOs for each of the prior fiscal years was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the SEC in the calendar year in which that fiscal year ended.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the
Non-PEO
NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Semtech option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Semtech option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Semtech option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Semtech stock awards (no dividends or dividend equivalents were paid or credited with respect to Semtech options or stock awards during the applicable fiscal years),

•
Plus, as to a Semtech option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Semtech option or stock awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The Pay Versus Performance table above reflects the CAP (determined as noted above) for our CEO and, for our
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#1.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#1	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	–	7,757,751	1,064,219	1,667,178	1,519,953
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	–	(6,999,987)	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	–	2,394,988	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	(12,068,402)	(3,107,724)	9,589,294
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	2,758,653	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	–	(25,725)	(229,479)	(545,444)	653,827
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(417,466)	–	–	–
Compensation Actually Paid	–	5,468,214	(11,233,662)	(1,985,990)	11,763,074

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#2.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#2	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	8,811,520	6,745,681	–	–	–
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(7,529,281)	(6,380,681)	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	–	4,169,932	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	–	–	–
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,914,102	488,307	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	5,279,925	–	–	–	–
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,713,206)	–	–	–	–
Compensation Actually Paid	7,763,060	5,023,239	–	–	–
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#3.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#3	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	6,759,554	–	–	–	–
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(5,256,971)	–	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	17,042,868	–	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	–	–	–
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	75,981	–	–	–	–
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	–	–	–
Compensation Actually Paid	18,621,432	–	–	–	–

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for each fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	3,211,783	2,434,248	2,675,024	2,706,114	1,574,886
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,630,745)	(1,838,089)	(1,848,772)	(1,935,989)	(1,089,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	8,674,721	692,787	390,964	1,442,149	1,871,239
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	1,832,665	(135,718)	(565,624)	(290,549)	220,836
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–	149,845	132,876
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,122,501	(31,806)	(207,517)	(336,455)	(254,805)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(116,553)	(443,058)	–	–
Compensation Actually Paid	12,210,924	1,004,869	1,017	1,735,115	2,455,948

(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years

against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last four fiscal years against the Company’s net income for each of those years.

(6)
This column shows the Company’s
non-GAAP
adjusted operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
adjusted operating income for fiscal years 2024 and 2025 to the most directly comparable GAAP measures (and the corresponding exhibit to our proxy statement for prior fiscal years). We consider non-GAAP
adjusted operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2025 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last four fiscal years against the Company’s non-GAAP
adjusted operating income for each of those years.

Company Selected Measure Name	non-GAAP adjusted operating income
Named Executive Officers, Footnote
(1)
Mr. Maheswaran
(“CEO #1”) was our CEO for all of fiscal years 2021, 2022 and 2023 and during fiscal year 2024 from January 30, 2023 through June 29, 2023.
Mr. Pickle
(“CEO #2”) was our CEO during fiscal year 2024 from June 30, 2023 through January 28, 2024 and during fiscal year 2025 through June 6, 2025.
Dr. Hou
(“CEO #3”) was our CEO during fiscal year 2025 from June 6, 2025 through January 26, 2025. For fiscal year 2021, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, Fulton and Silberstein. For fiscal year 2023, our
Non-PEO
NEOs were Messrs. Chukwu, Ammann, Beauchamp, Silberstein, Fulton and Chang. For fiscal year 2024, our
Non-PEO
NEOs were Messrs. Lin, Rodensky, Silberstein, Wilson, Chukwu and Ammann and Ms. McGee. For fiscal year 2025, our
Non-PEO
NEOs were Messrs. Lin, Silberstein, Rayabhari and Russell.

Peer Group Issuers, Footnote	Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
	NEOs for each of the last three fiscal years
Adjustment To PEO Compensation, Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the
Non-PEO
NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Semtech option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Semtech option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Semtech option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Semtech stock awards (no dividends or dividend equivalents were paid or credited with respect to Semtech options or stock awards during the applicable fiscal years),

•
Plus, as to a Semtech option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Semtech option or stock awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#1.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#1	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	–	7,757,751	1,064,219	1,667,178	1,519,953
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	–	(6,999,987)	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	–	2,394,988	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	(12,068,402)	(3,107,724)	9,589,294
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	2,758,653	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	–	(25,725)	(229,479)	(545,444)	653,827
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(417,466)	–	–	–
Compensation Actually Paid	–	5,468,214	(11,233,662)	(1,985,990)	11,763,074
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#2.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#2	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	8,811,520	6,745,681	–	–	–
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(7,529,281)	(6,380,681)	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	–	4,169,932	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	–	–	–
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	2,914,102	488,307	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	5,279,925	–	–	–	–
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,713,206)	–	–	–	–
Compensation Actually Paid	7,763,060	5,023,239	–	–	–
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO#3.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO#3	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	6,759,554	–	–	–	–
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(5,256,971)	–	–	–	–
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	17,042,868	–	–	–	–
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	–	–	–	–	–
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–	–	–
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	75,981	–	–	–	–
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	–	–	–	–
Compensation Actually Paid	18,621,432	–	–	–	–

Non-PEO NEO Average Total Compensation Amount	$ 3,211,783	$ 2,434,248	$ 2,675,024	$ 2,706,114	$ 1,574,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,210,924	1,004,869	1,017	1,735,115	2,455,948
Adjustment to Non-PEO NEO Compensation Footnote
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the
Non-PEO
NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•	Plus the fiscal year-end value of Semtech option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Semtech option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Semtech option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Semtech stock awards (no dividends or dividend equivalents were paid or credited with respect to Semtech options or stock awards during the applicable fiscal years),

•
Plus, as to a Semtech option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Semtech option or stock awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for each fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	3,211,783	2,434,248	2,675,024	2,706,114	1,574,886
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(2,630,745)	(1,838,089)	(1,848,772)	(1,935,989)	(1,089,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	8,674,721	692,787	390,964	1,442,149	1,871,239
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	1,832,665	(135,718)	(565,624)	(290,549)	220,836
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	–	–	–	149,845	132,876
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,122,501	(31,806)	(207,517)	(336,455)	(254,805)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	–	(116,553)	(443,058)	–	–
Compensation Actually Paid	12,210,924	1,004,869	1,017	1,735,115	2,455,948

Compensation Actually Paid vs. Total Shareholder Return
(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years

against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income
(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last four fiscal years against the Company’s net income for each of those years.

Compensation Actually Paid vs. Company Selected Measure
(6)
This column shows the Company’s
non-GAAP
adjusted operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
adjusted operating income for fiscal years 2024 and 2025 to the most directly comparable GAAP measures (and the corresponding exhibit to our proxy statement for prior fiscal years). We consider non-GAAP
adjusted operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2025 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last four fiscal years against the Company’s non-GAAP
adjusted operating income for each of those years.

Total Shareholder Return Vs Peer Group
(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years

against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

Tabular List, Table
Following is an unranked list of the Company’s financial performance measures we consider most important in linking the compensation actually paid to our NEOs for fiscal year 2025 with the Company’s performance.

•	Relative TSR (used to determine vesting in our Relative TSR PSUs)

•	Non-GAAP Adjusted Operating Income (used in both our Financial Metric PSUs and our Executive Bonus Plan)

•	Net Sales (used in both our Financial Metric PSUs and our Executive Bonus Plan)
See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of these
performance measures in our executive compensation program.

Total Shareholder Return Amount	$ 139.03	39.2	63.12	129.15	135.09
Peer Group Total Shareholder Return Amount	277.64	225.68	153.08	171.69	150.05
Net Income (Loss)	$ (161,896,000)	$ (1,092,029,000)	$ 61,372,000	$ 125,645,000	$ 59,867,000
Company Selected Measure Amount	148,989,000	92,688,000	210,665,000	202,792,000	139,535,000
Additional 402(v) Disclosure	The average compensation for the CEOs and the
Non-PEO
NEOs for fiscal year 2025 was calculated from the Summary Compensation Table above. The average compensation for the CEO and the
Non-PEO
	NEOs for each of the prior fiscal years was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the SEC in the calendar year in which that fiscal year ended.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Operating Income
Non-GAAP Measure Description	This column shows the Company’s
non-GAAP
adjusted operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
adjusted operating income for fiscal years 2024 and 2025 to the most directly comparable GAAP measures (and the corresponding exhibit to our proxy statement for prior fiscal years). We consider non-GAAP
adjusted operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2025 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last four fiscal years against the Company’s non-GAAP
	adjusted operating income for each of those years.
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Mr.Maheswaran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 7,757,751	$ 1,064,219	$ 1,667,178	$ 1,519,953
PEO Actually Paid Compensation Amount	0	$ 5,468,214	$ (11,233,662)	$ (1,985,990)	11,763,074
PEO Name		Mr. Maheswaran	Mr. Maheswaran	Mr. Maheswaran		Mr. Maheswaran
Mr.Pickle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,811,520	$ 6,745,681	$ 0	$ 0	0
PEO Actually Paid Compensation Amount	$ 7,763,060	$ 5,023,239	0	0	0
PEO Name	Mr. Pickle	Mr. Pickle
Dr.Hou [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,759,554	$ 0	0	0	0
PEO Actually Paid Compensation Amount	$ 18,621,432	0	0	0	0
PEO Name	Dr. Hou
PEO | Mr.Maheswaran [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(6,999,987)	0	0	0
PEO | Mr.Maheswaran [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,394,988	0	0	0
PEO | Mr.Maheswaran [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(12,068,402)	(3,107,724)	9,589,294
PEO | Mr.Maheswaran [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,758,653	0	0	0
PEO | Mr.Maheswaran [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(25,725)	(229,479)	(545,444)	653,827
PEO | Mr.Maheswaran [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(417,466)	0	0	0
PEO | Mr.Pickle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,529,281)	(6,380,681)	0	0	0
PEO | Mr.Pickle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,169,932	0	0	0
PEO | Mr.Pickle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr.Pickle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,914,102	488,307	0	0	0
PEO | Mr.Pickle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,279,925	0	0	0	0
PEO | Mr.Pickle [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,713,206)	0	0	0	0
PEO | Dr.Hou [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,256,971)	0	0	0	0
PEO | Dr.Hou [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,042,868	0	0	0	0
PEO | Dr.Hou [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dr.Hou [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dr.Hou [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,981	0	0	0	0
PEO | Dr.Hou [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,630,745)	(1,838,089)	(1,848,772)	(1,935,989)	(1,089,084)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,674,721	692,787	390,964	1,442,149	1,871,239
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,832,665	(135,718)	(565,624)	(290,549)	220,836
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	149,845	132,876
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,122,501	(31,806)	(207,517)	(336,455)	(254,805)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (116,553)	$ (443,058)	$ 0	$ 0